Debt - Term Loan - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Amortization of debt issuance costs			$ 875	$ 129
Debt issuance costs, net	$ 3,913		$ 3,913		$ 1,812
Term Loan
Debt Instrument [Line Items]
Debt instrument, payment terms			Any principal amounts outstanding on the maturity date, July 3, 2027, become due and payable on such date.
Amortization of debt issuance costs	400	$ 100	$ 800	100
Debt issuance costs, net	3,900		3,900		1,800
Interest expense	$ 6,000	$ 2,100	$ 12,900	$ 2,100
Weighted average interest rate	8.56%	8.63%	8.49%	8.63%
Accrued interest payable	$ 3,300		$ 3,300		$ 1,200